Quarterly Holdings Report
for

Fidelity® Founders Fund

January 31, 2021

RFFF-QTLY-0321
1.9892521.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 12.3%
Entertainment - 2.1%
Netflix, Inc. (a)	1,894	$1,008,347
Sea Ltd. ADR (a)	5,019	1,087,667
Spotify Technology SA (a)	1,708	538,020
		2,634,034
Interactive Media & Services - 10.2%
Alphabet, Inc. Class C (a)	3,811	6,996,007
Facebook, Inc. Class A (a)	13,620	3,518,455
Snap, Inc. Class A (a)	14,635	774,777
Tencent Holdings Ltd. sponsored ADR	8,327	743,684
Zillow Group, Inc.:
Class A (a)	1,638	227,223
Class C (a)(b)	1,290	168,293
		12,428,439

TOTAL COMMUNICATION SERVICES		15,062,473

CONSUMER DISCRETIONARY - 19.5%
Automobiles - 0.0%
XPeng, Inc. ADR (a)	900	43,362
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A (a)	3,980	126,325
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A	3,941	723,686
DraftKings, Inc. Class A (a)(b)	14,146	765,440
Marriott International, Inc. Class A	15,701	1,826,183
Monarch Casino & Resort, Inc. (a)	1,018	53,801
Penn National Gaming, Inc. (a)	1,744	180,888
		3,549,998
Household Durables - 3.0%
D.R. Horton, Inc.	21,153	1,624,550
Garmin Ltd.	974	111,874
Lennar Corp. Class A	16,599	1,380,207
Toll Brothers, Inc.	11,450	585,095
		3,701,726
Internet & Direct Marketing Retail - 10.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,812	1,475,260
Amazon.com, Inc. (a)	1,907	6,114,223
Doordash, Inc. (b)	300	57,981
Farfetch Ltd. Class A (a)	13,551	829,863
JD.com, Inc. sponsored ADR (a)	12,301	1,090,976
MercadoLibre, Inc. (a)	140	249,131
Ocado Group PLC (a)	20,930	796,367
Pinduoduo, Inc. ADR (a)	2,056	340,700
Revolve Group, Inc. (a)	5,600	208,096
The RealReal, Inc. (a)	27,640	654,515
Wayfair LLC Class A (a)	1,446	393,775
		12,210,887
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	5,556	564,823
Specialty Retail - 1.2%
Aritzia LP (a)	48,647	1,011,934
RH (a)	1,050	499,128
		1,511,062
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	15,299	637,356
Li Ning Co. Ltd.	50,000	313,095
LVMH Moet Hennessy Louis Vuitton SE	929	561,669
Moncler SpA	11,376	643,467
		2,155,587

TOTAL CONSUMER DISCRETIONARY		23,863,770

CONSUMER STAPLES - 2.8%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	345	316,327
Monster Beverage Corp. (a)	17,250	1,497,818
Nongfu Spring Co. Ltd. (H Shares) (a)(c)	3,800	28,696
		1,842,841
Food & Staples Retailing - 0.4%
Zur Rose Group AG (a)	1,009	463,862
Food Products - 0.4%
Beyond Meat, Inc. (a)(b)	2,496	444,488
Laird Superfood, Inc.	126	5,461
		449,949
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	2,773	656,230

TOTAL CONSUMER STAPLES		3,412,882

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Hess Corp.	12,438	671,403
New Fortress Energy LLC	10,186	455,110
Pioneer Natural Resources Co.	9,115	1,102,004
Reliance Industries Ltd. sponsored GDR (c)	16,240	823,368
		3,051,885
FINANCIALS - 8.4%
Banks - 1.3%
First Foundation, Inc.	10,675	216,276
First Republic Bank	9,258	1,342,317
		1,558,593
Capital Markets - 3.1%
BlackRock, Inc. Class A	1,893	1,327,485
EQT AB	1,966	61,429
MarketAxess Holdings, Inc.	1,744	943,085
Morningstar, Inc.	3,894	895,192
The Blackstone Group LP	8,736	586,972
		3,814,163
Consumer Finance - 2.2%
Capital One Financial Corp.	25,479	2,656,441
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	4,435	1,010,603
Insurance - 1.0%
American Financial Group, Inc.	7,500	706,050
BRP Group, Inc. (a)	13,029	302,403
GoHealth, Inc. (a)	13,218	175,932
		1,184,385

TOTAL FINANCIALS		10,224,185

HEALTH CARE - 15.6%
Biotechnology - 4.2%
Argenx SE ADR (a)	3,849	1,127,834
Ascendis Pharma A/S sponsored ADR (a)	1,524	228,829
Black Diamond Therapeutics, Inc. (a)	337	8,347
Blueprint Medicines Corp. (a)	1,036	100,233
Neurocrine Biosciences, Inc. (a)	4,483	492,009
Poseida Therapeutics, Inc. (a)	400	3,480
Prelude Therapeutics, Inc.	300	19,485
Regeneron Pharmaceuticals, Inc. (a)	4,095	2,063,225
Seagen, Inc. (a)	2,528	415,275
Seer, Inc.	481	30,014
TG Therapeutics, Inc. (a)	13,114	633,013
		5,121,744
Health Care Equipment & Supplies - 5.2%
Danaher Corp.	8,686	2,065,878
Genmark Diagnostics, Inc. (a)	8,583	118,531
Hologic, Inc. (a)	25,076	1,999,309
Masimo Corp. (a)	3,052	781,068
Penumbra, Inc. (a)	3,159	824,783
ResMed, Inc.	3,107	626,278
		6,415,847
Health Care Providers & Services - 1.8%
Andlauer Healthcare Group, Inc.	3,195	82,976
UnitedHealth Group, Inc.	6,280	2,094,882
		2,177,858
Health Care Technology - 1.6%
Inspire Medical Systems, Inc. (a)	3,428	690,776
Phreesia, Inc. (a)	6,146	401,272
Veeva Systems, Inc. Class A (a)	3,121	862,769
		1,954,817
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	4,842	828,708
Bruker Corp.	14,441	835,989
		1,664,697
Pharmaceuticals - 1.4%
Royalty Pharma PLC	36,706	1,725,549

TOTAL HEALTH CARE		19,060,512

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	6,213	1,019,926
TransDigm Group, Inc.	2,007	1,110,433
		2,130,359
Air Freight & Logistics - 0.3%
FedEx Corp.	1,258	296,058
Airlines - 0.5%
Southwest Airlines Co.	14,965	657,562
Commercial Services & Supplies - 1.1%
Cintas Corp.	2,212	703,681
Copart, Inc. (a)	4,913	539,202
Waste Connection, Inc. (United States)	1,218	119,985
		1,362,868
Electrical Equipment - 0.4%
Plug Power, Inc. (a)	6,858	433,220
Machinery - 0.8%
Fortive Corp.	3,268	215,949
PACCAR, Inc.	8,530	778,107
		994,056
Professional Services - 0.6%
CoStar Group, Inc. (a)	836	752,158
Road & Rail - 1.9%
Lyft, Inc. (a)	100	4,446
Uber Technologies, Inc. (a)	44,468	2,264,755
		2,269,201

TOTAL INDUSTRIALS		8,895,482

INFORMATION TECHNOLOGY - 26.3%
Electronic Equipment & Components - 0.0%
Vontier Corp. (a)	1,471	47,705
IT Services - 6.6%
Adyen BV (a)(c)	135	282,019
Affirm Holdings, Inc.	300	29,877
Black Knight, Inc. (a)	4,890	399,464
CGI, Inc. Class A (sub. vtg.) (a)	1,152	92,340
EPAM Systems, Inc. (a)	1,771	609,986
Euronet Worldwide, Inc. (a)	5,948	743,262
GoDaddy, Inc. (a)	12,664	995,137
MongoDB, Inc. Class A (a)	2,526	933,635
Nuvei Corp. (a)(c)	300	15,750
Shift4 Payments, Inc.	13,272	862,813
Snowflake Computing, Inc.	1,016	276,809
Square, Inc. (a)	4,017	867,511
Twilio, Inc. Class A (a)	3,877	1,393,510
Wix.com Ltd. (a)	2,491	615,402
		8,117,515
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	4,424	651,788
NVIDIA Corp.	4,950	2,571,971
SolarEdge Technologies, Inc. (a)	3,271	943,127
Universal Display Corp.	2,856	659,222
		4,826,108
Software - 15.7%
Adobe, Inc.(a)	4,422	2,028,681
Atlassian Corp. PLC (a)	4,305	995,015
BlackLine, Inc. (a)	4,371	566,569
Cloudflare, Inc. (a)	3,193	244,775
Crowdstrike Holdings, Inc. (a)	3,346	722,067
Datadog, Inc. Class A (a)	168	17,262
HubSpot, Inc. (a)	2,559	952,460
Intuit, Inc.	3,253	1,175,081
Kuaishou Technology (a)	1,200	17,799
LivePerson, Inc. (a)	5,957	377,436
Microsoft Corp.	24,673	5,723,149
nCino, Inc. (a)	84	6,023
Paylocity Holding Corp. (a)	3,490	654,235
Qualtrics International, Inc.	600	26,400
RingCentral, Inc. (a)	1,017	379,260
Salesforce.com, Inc. (a)	10,488	2,365,673
ServiceNow, Inc. (a)	1,524	827,776
SVMK, Inc. (a)	5,903	148,815
Tenable Holdings, Inc. (a)	5,148	254,775
The Trade Desk, Inc. (a)	856	655,687
Workday, Inc. Class A (a)	2,056	467,802
Zendesk, Inc. (a)	3,495	504,119
Zoom Video Communications, Inc. Class A (a)	400	148,828
		19,259,687

TOTAL INFORMATION TECHNOLOGY		32,251,015

MATERIALS - 0.0%
Metals & Mining - 0.0%
Steel Dynamics, Inc.	689	23,612
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	1,673	279,575
Camden Property Trust (SBI)	6,097	622,809
Crown Castle International Corp.	2,383	379,517
Simon Property Group, Inc.	24,656	2,291,282
		3,573,183
UTILITIES - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
Shoals Technologies Group, Inc.	55,809	1,893,599
TOTAL COMMON STOCKS
(Cost $96,268,336)		121,312,598

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	638	69,908
Yanka Industries, Inc. Series E (d)(e)	2,484	30,005
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $99,913)		99,913

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (f)	1,597,935	1,598,255
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	1,381,562	1,381,700
TOTAL MONEY MARKET FUNDS
(Cost $2,979,955)		2,979,955
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $99,348,204)		124,392,466
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(2,012,591)
NET ASSETS - 100%		$122,379,875

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,149,833 or 0.9% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,913 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$69,908
Yanka Industries, Inc. Series E	5/15/20	$30,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,025
Fidelity Securities Lending Cash Central Fund	1,434
Total	$2,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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